Note Derivative instruments and hedging activities (Cash flow hedges and non-hedging derivatives outstanding) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Notional Amount Of Derivatives
Derivative, Notional Amount	$ 570,564	$ 597,173
Derivative Asset Fair Value Net
Derivative assets	16,959	25,362
Derivative Liability Fair Value Net
Derivative liabilities	14,343	23,032
Fair Value, Measurements, Recurring
Derivative Asset Fair Value Net
Derivative assets	16,959	25,362
Cash flow hedging
Notional Amount Of Derivatives
Derivative, Notional Amount	109,900	92,850
Derivative Asset Fair Value Net
Derivative assets	24	0
Derivative Liability Fair Value Net
Derivative liabilities	232	551
Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	460,664	504,323
Derivative Asset Fair Value Net
Derivative assets	16,935	25,362
Derivative Liability Fair Value Net
Derivative liabilities	14,111	22,481
Forward contracts | Cash flow hedging | Other assets
Notional Amount Of Derivatives
Derivative, Notional Amount	109,900	92,850
Derivative Asset Fair Value Net
Derivative assets	24	0
Forward contracts | Cash flow hedging | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	232	551
Interest rate swap | Non designated as hedging instrument | Other assets
Notional Amount Of Derivatives
Derivative, Notional Amount	189,152	237,576
Derivative Asset Fair Value Net
Derivative assets	3,760	8,418
Interest rate swap | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	4,144	9,102
Interest rate cap | Non designated as hedging instrument | Other assets
Notional Amount Of Derivatives
Derivative, Notional Amount	94,680	96,046
Derivative Asset Fair Value Net
Derivative assets	94	320
Interest rate cap | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	94	320
Foreign currency forward contracts | Non designated as hedging instrument | Other assets
Notional Amount Of Derivatives
Derivative, Notional Amount	140	745
Derivative Asset Fair Value Net
Derivative assets	1	16
Foreign currency forward contracts | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	0	11
Indexed options on deposits | Non designated as hedging instrument
Derivative Liability Fair Value Net
Derivative liabilities	0	0
Indexed options on deposits | Non designated as hedging instrument | Other assets
Notional Amount Of Derivatives
Derivative, Notional Amount	90,409	86,712
Derivative Asset Fair Value Net
Derivative assets	13,080	16,608
Bifurcated embedded options | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	86,283	83,244
Derivative Asset Fair Value Net
Derivative assets	0	0
Bifurcated embedded options | Non designated as hedging instrument | Interest-bearing deposits
Derivative Liability Fair Value Net
Derivative liabilities	$ 9,873	$ 13,048